Note 42 - Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Income and Expenses
Other Operating Income
Other operating income (Millions of Euros)
	2019	2018	2017
Gains from sales of non-financial services	258	458	1,109
Of which: Real estate	91	283	884
Other operating income	413	491	330
Of which: Hyperinflation adjustment (*)	146	120	-
Total	671	949	1,439

Other Operating Expenses
Other operating expense (Millions of Euros)
	2019	2018	2017
Change in inventories	107	292	886
Of which: Real estate	68	248	816
Other operating expense	1,899	1,808	1,337
Of which: Contributions to guaranteed banks deposits funds	770	727	703
Of which: Hyperinflation adjustment (*)	538	494	31
Total	2,006	2,101	2,223